TRADE PAYABLES AND OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND OTHER PAYABLES AND ACCRUALS

NOTE 10 – TRADE PAYABLES AND OTHER PAYABLES AND ACCRUALS

A)	Information of accounting policy

Trade payables, other payables and accruals constitute financial liabilities that are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method (see note 4(b)(2)).

B)	Other payables and accruals composition

Set forth below are the composition of other payables and accruals:

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Salaries and payroll-related institutions	1,745	1,683	528
Provision for bonus	1,077	1,897	595
Provision for vacation and recreation pay	954	820	257
Accrued expenses and other liabilities	4	7	2
	3,780	4,407	1,382

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS